Note 17 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0
Treasury Stock, Shares, Acquired (in shares)	3,470,587		4,736,702
Treasury Stock, Value, Acquired, Cost Method	$ 31,161	$ 52,356	$ 60,095
Common Stock, Shares, Issued (in shares)	128,219,820
Common Stock, Shares, Outstanding (in shares)	120,012,531
Dividends, Preferred Stock, Cash	$ 15,534	$ 15,534
Fourth Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.115
Dividends, Common Stock, Cash		$ 10,745
Common Stock Dividends, Shares (in shares)		274,939
First Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.615
Dividends, Common Stock, Cash		$ 57,479
Common Stock Dividends, Shares (in shares)		1,420,709
Fourth Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,219
Common Stock Dividends, Shares (in shares)	384,177
First Quarter of 2023 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,043
Common Stock Dividends, Shares (in shares)	498,030
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,181,407	1,994,848
Stock Repurchase Program, Authorized Amount				$ 150,000
Treasury Stock, Shares, Acquired (in shares)	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)	$ (0)
Dividends, Preferred Stock, Cash	$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount				$ 150,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)	882,207		2,454,909
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001
Shares Issued, Price Per Share (in dollars per share)	$ 8.9868		$ 12.3142
Series B Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)	$ (0)
Dividends, Preferred Stock, Cash	(0)	(0)
Series C Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)	$ (0)
Dividends, Preferred Stock, Cash	(0)	(0)
Series D Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)	$ (0)
Dividends, Preferred Stock, Cash	(0)	(0)
Series E Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)	$ (0)
Dividends, Preferred Stock, Cash	$ (0)	$ (0)